Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current:
Domestic	¥ 28,128	¥ 57,303	¥ 180,109
Foreign	147,344	123,730	107,119
Total	175,472	181,033	287,228
Deferred:
Domestic	(18,949)	(32,746)	116,873
Foreign	(42,018)	(15,050)	3,722
Total	(60,967)	(47,796)	120,595
Income tax expense	114,505	133,237	407,823
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(29,747)	15,590	120,588
Debt valuation adjustments	23,908	4,293	(960)
Derivatives qualifying for cash flow hedges	4,012	(1,845)	(4,421)
Defined benefit plans	(57,685)	(38,229)	50,774
Foreign currency translation adjustments	(20,693)	15,148	(34,527)
Total	(80,205)	(5,043)	131,454
Total, Income tax expense (benefit)	¥ 34,300	¥ 128,194	¥ 539,277